Trade Payables	12 Months Ended
Dec. 31, 2023
Trade payables
Trade Payables
16 Trade payables

a. Trade payables

	12/31/2023	12/31/2022
Domestic suppliers	2,842,433	2,777,021
Foreign suppliers	1,692,786	1,674,287
Trade payables - related parties (see Note 8.a.2)	147,452	259,644
	4,682,671	4,710,952

Some Company’s subsidiaries acquire oil-based fuels and LPG from Petrobras and its subsidiaries.

b. Trade payables - reverse factoring

	12/31/2023	12/31/2022
Domestic suppliers - reverse factoring	1,039,366	2,429,497
Foreign suppliers - reverse factoring	‐	237,397
	1,039,366	2,666,894

Some subsidiaries of the Company entered into agreements with financial institutions. These agreements consist in the anticipation of the receipt of trade payables by the supplier, in which the financial institutions prepay a certain amount from the supplier and receives, on the maturity date, the amount payable by the subsidiaries of the Company without incidence of interest. The decision to join this type of transaction is solely and exclusively of the supplier. The agreement does not substantially change the main characteristics of the commercial conditions previously established between the subsidiaries of the Company and the suppliers. The transactions are presented in operating activities in the statement of cash flows.